Average Annual Total Returns - SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO - SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO - Select Automotive Portfolio	Apr. 29, 2025
Select Automotive Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	6.14%
Past 5 years	13.03%
Past 10 years	9.16%
Select Automotive Portfolio | After Taxes on Distributions
Average Annual Return:
Past 1 year	5.94%
Past 5 years	11.97%
Past 10 years	7.44%
Select Automotive Portfolio | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	3.79%
Past 5 years	10.16%
Past 10 years	6.83%
SP001
Average Annual Return:
Past 1 year	25.02%
Past 5 years	14.53%
Past 10 years	13.10%
F1529
Average Annual Return:
Past 1 year	5.77%
Past 5 years	12.76%
Past 10 years	9.02%